Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to common shareholders	$ (60,426)	$ (77,328)	$ (68,157)
Undistributed loss attributable to Series C participating preferred shares	12,110	0	0
Net loss available to common shareholders, basic and diluted	(48,316)	(77,328)	(68,157)
Net Loss available to:
Net loss available to common shareholders, basic and diluted	(48,316)	(77,328)	(68,157)
Common Class A [Member]
Numerator:
Net loss available to common shareholders, basic and diluted	(48,316)	(77,328)	(68,157)
Net Loss available to:
Net loss available to common shareholders, basic and diluted	$ (48,316)	$ (77,328)	$ (68,157)
Denominator:
Basic weighted average number of common shares outstanding	6,514,390	5,946,986	5,944,294
Weighted average number of RSUs without service conditions	0	50,000	37,500
Weighted average number of shares, basic and diluted	6,514,390	5,996,986	5,981,794
Basic and diluted loss per share:
Basic and diluted loss per share	$ (7.42)	$ (12.89)	$ (11.39)
Common Class B [Member]
Numerator:
Net loss available to common shareholders, basic and diluted	$ 0	$ 0	$ 0
Net Loss available to:
Net loss available to common shareholders, basic and diluted	$ 0	$ 0	$ 0
Denominator:
Basic weighted average number of common shares outstanding	925,745	925,745	925,745
Weighted average number of shares, basic and diluted	925,745	925,745	925,745
Basic and diluted loss per share:
Basic and diluted loss per share	$ 0	$ 0	$ 0
Series C Preferred Shares [Member]
Numerator:
Undistributed loss attributable to Series C participating preferred shares	$ 12,110	$ 0	$ 0
Denominator:
Weighted average number of shares, basic and diluted	1,632,709	0	0
Basic and diluted loss per share:
Basic and diluted loss per share	$ (7.42)	$ 0	$ 0